Accumulated Other Comprehensive Income/(Loss) (Reconciliation Of Amounts Contained In Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Accumulated other comprehensive income
Beginning of period	$ 2		$ 175
Other comprehensive gain/(loss) due to change in fair market value of marketable securities during period before reclassifications	268		19
Reclassifications due to realization of gain/loss on sale of marketable securities	(54)	[1]	(192)	[1]
Reclassifications due to write-down of marketable securities	(275)	[2]
End of period	(59)		2
Accumulated other comprehensive income, net of tax
Beginning of period	2		149
Accumulated other comprehensive income, net of tax	228		16
Accumulated other comprehensive income, net of tax due to realization of a gain	(46)	[1]	(163)	[1]
Reclassifications due to write-down of marketable securities, accumulated other comprehensive income, net of tax	(234)	[2]
End of period	$ (50)		$ 2

[1]	Reclassified to gain/(loss) on sale of marketable securities on the Consolidated Statement of Income/(Loss) and Comprehensive Income/(Loss).
[2]	Reclassified to write-down of marketable securities on the Consolidated Statement of Income/(Loss) and Comprehensive Income/(Loss).